Summary of Significant Accounting Policies and Basis of Presentation (Details) - Schedule calculation of basic and diluted net income (loss) per ordinary share - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021
Numerator:
Net gain from investments held in Trust Account	$ 11,476	$ 12,716
Net income attributable to Class A ordinary shares subject to possible redemption	$ 11,476	$ 12,716
Denominator:
Weighted average shares outstanding (in Shares)	31,599,183	31,713,657
Basic and diluted net income per share (in Dollars per share)	$ 0.00	$ 0.00
Net loss	$ (17,347,991)	$ (18,012,961)
Class A ordinary shares subject to possible redemption [Member]
Denominator:
Weighted average shares outstanding (in Shares)	31,599,183	31,713,657
Basic and diluted net income per share (in Dollars per share)	$ 0.00	$ 0.00
Less: Net income attributable to Class A ordinary shares subject to possible redemption	$ 11,476	$ 12,716
Net loss attributable to non-redeemable ordinary shares	$ (17,359,467)	$ (18,025,677)
Non-redeemable ordinary shares [Member]
Denominator:
Weighted average shares outstanding (in Shares)	15,687,865	12,676,421
Basic and diluted net income per share (in Dollars per share)	$ (1.11)	$ (1.42)